May 3, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject:   Nationwide VLI Separate Account-5
  Nationwide Life Insurance Company
  SEC File No. 333-121881
  CIK No. 0001065898

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-5 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account, which became effective May 1, 2006.

Please contact me at (614) 249-9296 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ TARA S. PLETT
Tara S. Plett
Variable Products Securities Counsel

cc: file